Trade accounts payable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Trade accounts payable
Suppliers and contractors		$ 140,806	$ 155,904	$ 200,598
Customer advances		43,102	39,877	42,317
Statutory employee profit sharing		12,883	8,218	6,475
Trade accounts payable	$ 10,427	$ 196,791	$ 203,999	$ 249,390